THIS PROFILE IS FILED UNDER RULE 497(K)(1)(i) UNDER THE
                             SECURITIES ACT OF 1933.

                                                                   PROFILE
                                                                   July __, 1998


                                 FIRSTHAND FUNDS


                               [Insert Logo here]


                            THE TECHNOLOGY VALUE FUND
                          THE MEDICAL SPECIALISTS FUND
                           THE TECHNOLOGY LEADERS FUND
                         THE TECHNOLOGY INNOVATORS FUND

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          The Technology Value Fund, The Medical Specialists Fund, The
           Technology Leaders Fund and The Technology Innovators Fund
                    are stock funds whose goal is to realize
                         long-term capital appreciation.


This Profile summarizes key information about these Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling toll-free 1-888-884-2675 or on the Funds' website at www.firsthandfunds.com.

                            THE TECHNOLOGY VALUE FUND
                          THE MEDICAL SPECIALISTS FUND
                           THE TECHNOLOGY LEADERS FUND
                         THE TECHNOLOGY INNOVATORS FUND

1. WHAT IS THE OBJECTIVE OF EACH FUND?
--------------------------------------
Each Fund seeks to realize long-term capital appreciation.

2. WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?
-------------------------------------------------------

     THE TECHNOLOGY VALUE FUND - invests primarily in equity securities of companies in the electronic technology and medical technology fields which the investment adviser considers to be undervalued and have potential for capital appreciation.

     THE MEDICAL SPECIALISTS FUND - invests primarily in equity securities of companies in the health and biotechnology field which the investment adviser considers to have a strong earnings growth outlook and potential for capital appreciation.

     THE TECHNOLOGY LEADERS FUND - invests primarily in equity securities of companies in the high technology field which the investment adviser considers to have the strongest competitive position.

     THE TECHNOLOGY INNOVATORS FUND - invests primarily in equity securities of companies in the high technology field which the investment adviser considers to be best positioned to introduce successful new products.

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. You may obtain these reports at no cost by calling 1-888-884-2675.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?
----------------------------------------------------------

o Each Fund is non-diversified and as such, a relatively high percentage of the Funds' assets may be invested in the securities of a limited number of issuers. Accordingly, the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

o Each Fund will concentrate its investments (invest 25% or more of its total assets) in the technology industry. The Funds will be subject to greater risk because of their concentration of investments in a single industry and within certain segments of the industry because, compared to the broad market, a particular group of related stocks could decline in price due to developments affecting an industry. For example, the technology industry may be strongly affected by changes in the economic climate, broad market swings, moves in a dominant industry stock or regulatory changes.

o Each Fund may invest a substantial portion of its assets in small capitalization companies. While investments in smaller companies may have greater potential for rapid growth, they can involve greater risks and may be less liquid and more volatile than investments in larger companies.

o The Funds are primarily stock funds; like all stock investments, this exposes the investor to potential drops in stock prices. The stock market's long rise over time has been punctuated by declines; even in rising markets, the share prices of the most profitable companies can fall.

o Each Fund is designed for long-term investors who seek capital appreciation and are comfortable with the risks described here. Each Fund's investment return and net asset value fluctuate, and when you sell your shares you may receive more or less than the amount you paid for them.

o Each Fund (except for The Technology Value Fund) may write (sell) covered put and call options and may buy put and call options written by others covering securities and stock indices. Each Fund may write covered call options. The use of options, while designed to hedge against adverse price changes in portfolio securities and/or enhance income, may result in lost profits and transaction costs.

                         BAR CHART AND PERFORMANCE TABLE
                         -------------------------------
The bar chart provides an indication of the greater than average variability of The Technology Value Fund's returns by showing the changes in the Fund's performance from year to year during the life of the Fund's operations. The performance table compares the Fund's average annual returns for one year and since inception to those of a broad based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The other Funds have not yet completed one calendar year of operations and are not included in this chart.

ANNUAL TOTAL RETURN OF THE  TECHNOLOGY  VALUE FUND FOR THE YEARS ENDED  DECEMBER
31:

                                   [bar chart]
                                  1997 -  6.46%
                                  1996 - 60.55%
                                  1995 - 61.17%
                                  1994*- 25.30%

*    The Technology Value Fund Commenced Operations on May 20, 1994.

During the period shown in the bar chart, the highest return for a quarter was 31.51% during the quarter ended June 30, 1997 and the lowest return for a quarter was -18.72% during the quarter ended December 31, 1997.

The total return for The Technology Value Fund for the six months ended June 30, 1998 was 9.52%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1998:

                                                       LIFE OF FUND
                                         ONE YEAR     (Since 5/20/94)
                                         --------     ---------------

The Technology Value Fund                 -2.36%           38.19%
S&P 500*                                  30.16%           27.53%

* The S&P 500 Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

4. WHAT ARE THE FUNDS' FEES AND EXPENSES?
-----------------------------------------
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Annual fund operating expenses are calculated as a percentage of average daily net assets.

SHAREHOLDER FEES
(fees paid directly from your investment):
The Funds are 100% no-load, so the Funds do not charge you any fees to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

  Management Fees                          1.50%(A)    1.50%(A)    1.50%(A)    1.50%(A)
  Distribution (12b-1) Fees                 None        None        None        None
  Other Expenses                            .43%        .45%        .45%        .45%
                                           -----       -----       -----       -----
  Total Annual Fund Operating Expenses     1.93%(A)    1.95%(A)    1.95%(A)    1.95%(A)
                                           =====       =====       =====       =====

(A) The Advisory Agreement limits each Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

With respect to The Technology Value Fund, "Other Expenses" are based on amounts incurred during the most recent fiscal year, except that they have been restated to reflect current fees as if they had been in effect during the entire year. With respect to The Medical Specialists Fund, The Technology Leaders Fund and The Technology Innovators Fund, the percentages expressing "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

                        The      The Medical        The      The Technology
                    Technology   Specialists     Technology    Innovators
                    Value Fund       Fund       Leaders Fund      Fund
                    ----------   -----------    ------------  ------------
   1 Year.........    $  196         $198           $198          $198
   3 Years........       606          612            612           612
   5 Years........     1,042
  10 Years........     2,254

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS OF THE FUNDS?
----------------------------------------------------------------------
Interactive Research Advisers, Inc., 101 Park Center Plaza, Suite 1300, San Jose, California 95113, is the investment adviser to the Funds.

Kevin M. Landis and Kendrick W. Kam are co-portfolio managers of The Technology Value Fund. Mr. Landis is the portfolio manager of The Technology Leaders Fund and The Technology Innovators Fund. Mr. Kam is the portfolio manager of The Medical Specialists Fund.

Mr. Kam has been President of the Investment Adviser since its founding in 1993. Mr. Kam was previously co-founder and Vice President of Marketing and Finance for Novoste Corporation, a medical device company headquartered in Aguadilla, Puerto Rico. Mr. Landis has been Vice President and Secretary of the Investment Adviser since 1993. He served as New Products Marketing Manager for S-MOS Systems, Inc., a San Jose, California-based semiconductor firm, before joining the Investment Adviser.

6. HOW DO I BUY SHARES?
-----------------------
The Funds are available to U.S. citizens or residents. Shares are sold without a sales charge. To purchase shares of any of the Firsthand Funds, complete the enclosed application and mail it with a check payable to the appropriate Fund(s). Your account may also be established by wiring funds from your bank or other financial institution. You may also open your account through a broker-dealer authorized to sell shares of the Funds. Purchases will be processed at a Fund's next net asset value calculated after your order is received and accepted. Your initial investment must be at least $10,000, or $2,000 for initial investments by an IRA. The minimum additional investment is $50, subject to certain exceptions. Lower minimums may be available to investors purchasing shares of the Funds through certain brokerage firms or financial institutions.

Please call shareholder services at 1-888-884-2675 or visit the Funds' website at www.firsthand.com for more information.

7. HOW DO I SELL SHARES?
------------------------
You may redeem all or a portion of your shares on any business day by written request. If you have made appropriate arrangements to do so, you may request that your redemption proceeds be wired to an existing account with a bank or other financial institution. Your shares may be redeemed through a broker-dealer authorized to do so. Shares may also be exchanged at net asset value among any of the Firsthand Funds or between any Firsthand Fund and the Short Term Government Income Fund (a series of the Countrywide Investment Trust).

8. HOW ARE DISTRIBUTIONS MADE AND WHAT ARE THE TAX CONSIDERATIONS?
------------------------------------------------------------------
Each Fund intends to declare and distribute income dividends and net capital gains once annually. The Funds' capital gains distributions are taxable at different rates depending on how long the Funds have held their assets. All dividends and distributions will be reinvested automatically in shares of the applicable Fund unless you elect to receive your distributions in cash.

9. WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUNDS?
----------------------------------------------------
A wide range of shareholder services are available, including, but not limited to:

            o  24-hour automated telephone line
            o  Automatic investment plan
            o  Direct deposit plan
            o Tax-deferred retirement plans (e.g, IRAs, Keogh, 401(k), 403(b), etc...)
            o  Exchange privilege

FOR MORE INFORMATION ABOUT INVESTING IN FIRSTHAND FUNDS, PLEASE CALL TOLL-FREE 1-888-884-2675 OR VISIT THE FUNDS' WEBSITE AT WWW.FIRSTHANDFUNDS.COM.

[LOGO] FIRSTHAND                                         NEW ACCOUNT APPLICATION
                            You may NOT establish an IRA account using this form

--------------------------------------------------------------------------------
You may purchase shares after reviewing the information in this profile or you may request and review a prospectus (and other information) before making a decision to invest in any of the Funds. If you choose to purchase shares after reviewing this profile, you will receive the prospectus with your confirmation of purchase. Please read the prospectus carefully and promptly after you receive it.

Profile and application valid until: 09/20/98, after which time, the SEC requires you to either read the current full prospectus located on our web site, www.firsthandfunds.com, or call 1-888-884-2675 to request and then read the latest prospectus or profile.

          IF YOU ARE SENDING THIS APPLICATION IN AFTER THE VALID DATE,
                              YOU MUST SIGN BELOW:

I certify  that I have read the  current  prospectus  or  profile  of the Funds:
_______________________________ _______________
          Signature                   Date

--------------------------------------------------------------------------------
Mail this form to: Firsthand Funds, P.O. Box 5354, Cincinnati, OH  45201-5354
                   (Call toll-free 1-888-884-2675 for help with this form or to open an IRA account)
--------------------------------------------
             FUND USE ONLY
--------------------------------------------
 ACCOUNT NO: __________________________-____
--------------------------------------------

--------------------------------------------------------------------------------
1    Type of Account and Owner Name(s)
--------------------------------------------------------------------------------
Please print in CAPITAL LETTERS. Choose one:

[ ]  INDIVIDUAL OR JOINT ACCOUNT *

     *Joint tenancy with right of survivorship unless instructed otherwise

     OWNER         Title:    Mr. [ ]  Ms. [ ]   Mrs. [ ]   Dr. [ ]

     Name (first, middle initial, last)
      _________________________________________________________________________
     |_________________________________________________________________________|

     JOINT OWNER   Title:    Mr. [ ]  Ms. [ ]   Mrs. [ ]   Dr. [ ]

     Name (first, middle initial, last)
      _________________________________________________________________________
     |_________________________________________________________________________|

[ ]  CUSTODIAL ACCOUNT

     Uniform Gift or Transfer to Minors Act (UGMA or UTMA)

     MINOR

     Name (first, middle initial, last)
      _________________________________________________________________________
     |_________________________________________________________________________|

     CUSTODIAN     Title:    Mr. [ ]  Ms. [ ]   Mrs. [ ]   Dr. [ ]

     Name (first, middle initial, last)
      _________________________________________________________________________
     |_________________________________________________________________________|
                                                        _  _
     State of Residence (Minor's or Custodian's)       |_||_|

[ ]  TRUST, CORPORATION OR OTHER ENTITY ACCOUNT

     Name of Trust, Corp., or Other Entity
      _________________________________________________________________________
     |_________________________________________________________________________|

     Trustee Name or Type of Entity
      _________________________________________________________________________
     |_________________________________________________________________________|

     Beneficiary Name (optional)
      _________________________________________________________________________
     |_________________________________________________________________________|

                                   month      day       year
                                    _  _      _  _      _  _
     Date of Trust Agreement       |_||_|    |_||_|    |_||_|
--------------------------------------------------------------------------------
2    Tax Identification Number
--------------------------------------------------------------------------------
Owner's or Minor's Social Security or Tax ID Number (Use Minor's Social Security Number for Custodial Account)
 _  _  _     _  _     _  _  _  _
|_||_||_| - |_||_| - |_||_||_||_|

Joint Owner's or Custodian's Social Security or Tax ID Number
 _  _  _     _  _     _  _  _  _
|_||_||_| - |_||_| - |_||_||_||_|

Other Entity Tax ID Number
 _  _     _  _  _  _  _  _  _
|_||_| - |_||_||_||_||_||_||_|

Nonresident aliens must fill out Form W-8. Please call 1-888-884-2675 to request the form.
--------------------------------------------------------------------------------
3    Address
--------------------------------------------------------------------------------
Street Address or P.O. Box
 ______________________________________________________________________________
|______________________________________________________________________________|
 ______________________________________________________________________________
|______________________________________________________________________________|

City                                                    State
 ____________________________________________________    _  _
|____________________________________________________|  |_||_|

Zip Code
 _  _  _  _  _     _  _  _  _
|_||_||_||_||_| - |_||_||_||_|

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4    Other Account Information
--------------------------------------------------------------------------------
Daytime Phone Number                    Ext.
 _  _  _     _  _  _     _  _  _  _      _  _  _  _
|_||_||_|   |_||_||_| - |_||_||_||_|    |_||_||_||_|

Evening Phone Number                    Ext.
 _  _  _     _  _  _     _  _  _  _      _  _  _  _
|_||_||_|   |_||_||_| - |_||_||_||_|    |_||_||_||_|

Date of Birth (Owner/Minor)           Date of Birth (Joint/Custodian)
month      day     year               month     day      year
 _  _     _  _     _  _                _  _     _  _     _  _
|_||_| - |_||_| - |_||_|              |_||_| - |_||_| - |_||_|

[ ]  U.S. Citizen        [ ]  Resident Alien


[ ]  Nonresident Alien - Permanent foreign address for tax purposes is:
 ______________________________________________________________________________
|______________________________________________________________________________|

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5    Investment Amount
--------------------------------------------------------------------------------
Fill in the amount of your investment in each fund. For each fund in which you wish to invest, the minimum initial investment is $10,000.00.
    _   _  _  _   _  _  _   _  _
 $ |_|,|_||_||_|,|_||_||_|.|_||_|  Technology
                                   Value
    _   _  _  _   _  _  _   _  _
 $ |_|,|_||_||_|,|_||_||_|.|_||_|  Medical
                                   Specialists
    _   _  _  _   _  _  _   _  _
 $ |_|,|_||_||_|,|_||_||_|.|_||_|  Technology
                                   Leaders
    _   _  _  _   _  _  _   _  _
 $ |_|,|_||_||_|,|_||_||_|.|_||_|  Technology
                                   Innovators
--------------------------------------------------------------------------------
6    Investment Method
--------------------------------------------------------------------------------

[ ]   BY CHECK OR MONEY ORDER
      Make payable to Firsthand Funds.

[ ]   BY WIRE
      Please call Shareholder Services toll-free at 1-888-884-2675 to have an account number assigned and to receive wire instructions.

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7    Automatic Investment Plan
--------------------------------------------------------------------------------
The Automatic Investment Plan offers the convenience of automatic investing on a regular basis. Accounts using this plan are subject to the Firsthand Funds account minimum of $10,000.00 and a subsequent investment minimum of $50.00 per investment and $50.00 per month.

Automatic Investment Amount
    _  _   _  _  _   _  _
 $ |_||_|,|_||_||_|.|_||_|  Technology Value
    _  _   _  _  _   _  _
 $ |_||_|,|_||_||_|.|_||_|  Medical Specialists
    _  _   _  _  _   _  _
 $ |_||_|,|_||_||_|.|_||_|  Technology Leaders
    _  _   _  _  _   _  _
 $ |_||_|,|_||_||_|.|_||_|  Technology Innovators

     Please make my automatic investment(s) on:

     [ ] the last business day of each month

     [ ] the 15th day of each month

     [ ] both the 15th and last business day of each month

Name of Financial Institution (FI)
 ______________________________________________________________________________
|______________________________________________________________________________|

City                                                    State
 ____________________________________________________    _  _
|____________________________________________________|  |_||_|

ABA Routing Number                  FI Account Number
 _____________________________       ____________________________
|_____________________________|     |____________________________|

[ ]  Checking Account        [ ]  Savings Account

________________________________________________________________________________
          (Signature of Depositor EXACTLY as it appears on FI Records)

________________________________________________________________________________
                      (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names.  Please sign exactly as signature appears on your FI's records.)

PLEASE ATTACH A VOIDED CHECK FOR THE AUTOMATIC INVESTMENT PLAN.

INDEMNIFICATION TO DEPOSITOR'S BANK

In consideration for your participation in a plan which Interactive Research Advisers, Inc. ("IRA") has put into effect, by which amounts, determined by your depositor, payable to Firsthand Funds for purchase of shares of the Technology Value Fund, the Medical Specialists Fund, the Technology Leaders Fund, or the Technology Innovators Fund ("the Funds"), are collected by IRA, IRA hereby agrees:

  IRA will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Funds to their own orders on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. IRA will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. IRA will refund to you any amount erroneously paid by you to the Funds on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Funds may be terminated by thirty (30) days written notice from either party to the other.

--------------------------------------------------------------------------------
8    Distribution Options
--------------------------------------------------------------------------------
Dividends and capital gains will be reinvested UNLESS you indicate otherwise.

[ ] REINVEST ALL DIVIDENDS AND CAPITAL GAINS INTO THE FUND(S) FROM WHICH THEY ARE PAID.

[ ]  PAY ALL DIVIDENDS AND CAPITAL GAINS BY CHECK TO THE ACCOUNT HOLDER.

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9    Resolutions
--------------------------------------------------------------------------------

THIS  SECTION TO BE COMPLETED BY  CORPORATIONS,  TRUSTS AND OTHER  ORGANIZATIONS
ONLY

Resolved: That this corporation or organization become a shareholder of Firsthand Funds (the Trust) and that:

  ___________________________________________________________________________

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is:

FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                                   CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

  ___________________________________________________________________________
                             (Name of Organization)

incorporated or formed under the laws of ____________________________________
                                                        (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on ____________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

               Name                                        Title

____________________________________      ______________________________________

____________________________________      ______________________________________

____________________________________      ______________________________________

Witness my hand and seal of the corporation or organization this _________ day of ________________________________, 19_____________.

____________________________________      ______________________________________
        *Secretary-Clerk                  Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

--------------------------------------------------------------------------------
10   Signature
--------------------------------------------------------------------------------
By signing this form, I certify that:

o I have received, read, and agree to the terms of Firsthand Funds' The Technology Value Fund, The Medical Specialists Fund, The Technology Leaders Fund & The Technology Innovators Fund profile. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

o I authorize Firsthand Funds, The Technology Value Fund, The Medical Specialists Fund, The Technology Leaders Fund, The Technology Innovators Fund and their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form and hereby release Interactive Research Advisers, Inc., Firsthand Funds, Countrywide Fund Services, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein, provided that such entities have exercised due care to determine that the instructions are genuine.

o Firsthand Funds can redeem shares from my account(s) to reimburse it for any loss due to nonpayment or other indebtedness.

o Under penalty of perjury, I declare the tax identification number(s) shown on this form is correct. If I fail to give the correct number or sign this form, Firsthands Funds may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

o Under penalty of perjury, I declare I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) if I have indicated in Section 4 that I am a nonresident alien, I certify that for dividends, I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

--------------------------------------------------------------------------------
For clarification on any of these certification issues, please contact us for assistance. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PLEASE SIGN HERE


____________________________________      ______________________________________
Signature of Owner,            Date       Signature of Joint Owner,       Date
Custodian or Trustee                      Corporate Officer, etc.
--------------------------------------------------------------------------------

                  THANK YOU FOR INVESTING WITH FIRSTHAND FUNDS.
                YOU WILL RECEIVE A WRITTEN CONFIRMATION SHORTLY.
                                                                        APP-0598